Reclamation Provision (Tables)	6 Months Ended
Jun. 30, 2026
Reclamation Provision
Sechedule of reclamation provision
	June 30, 2026	December 31, 2025
Balance at beginning of the period	$2,921	$2,062
Changes in estimates	-	349
Unwinding of discount	134	204
Effect of movements in exchange rates	76	306
Balance at end of the period	$3,131	$2,921